Statement of Assets and Liabilities (Parenthetical)	Dec. 26, 2023 $ / shares shares
Statement Of Assets And Liabilities
Capital stock per share	$ 50.00
Common stock, par value	$ 0.0001
Common stock, shares outstanding | shares	1,000